Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax rates
Tax rate	26.70%	26.50%	26.40%
Corporate income tax rate	15.00%	15.00%		15.00%
Solidarity surcharge	5.50%	5.50%	5.50%
Trade taxes	10.80%	10.70%	10.60%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax from continuing operations	€ 4,764	€ 5,341	€ 4,513
Tax expense at applicable tax rate	1,270	1,418	1,193
Foreign tax rates	(220)	(210)	(134)
Non-deductible expenses	325	241	138
Tax-exempt income	(208)	(77)	297
Withholding taxes	465	297	176
Research and development and foreign tax credits	(91)	(89)	(84)
Prior-year taxes	(70)	(8)	4
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	100	138	(124)
Other	43	31	(20)
Total income tax expense	€ 1,614	€ 1,741	€ 1,446
Effective tax rate (in %)	33.90%	32.60%	32.00%